Acquisitions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Acquisitions
Acquisitions

2014

Budget Licensees

During 2014, the Company completed the acquisition of its Budget licensees for Edmonton, Canada; Southern California and Las Vegas, and reacquired the right to operate the Budget brand in Portugal, for approximately $263 million, plus $132 million for acquired fleet. These investments will enable the Company to expand its footprint of Company-operated locations. The acquired fleet was financed under the Company’s existing vehicle financing arrangements. The excess of the purchase price over preliminary fair value of net assets acquired was allocated to goodwill, which was assigned to the Company’s Americas reportable segment for Edmonton, Southern California and Las Vegas and to the Company’s International reportable segment for Portugal. Goodwill is expected to be deductible for tax purposes. The fair value of the assets acquired and liabilities assumed has not yet been finalized and is therefore subject to change. In connection with these acquisitions, approximately $58 million was recorded in identifiable intangible assets (consisting of $10 million related to customer relationships and $48 million related to the license agreements) and $192 million was recorded in goodwill. The customer relationships will be amortized over a weighted average useful life of approximately 12 years and the license agreements will be amortized over a weighted average useful life of approximately 3 years. In addition, the Company recorded a non-cash gain of approximately $20 million within transaction-related costs, net in connection with license rights reacquired by the Company.

2013

Brazilian Licensee

In August 2013, the Company acquired a 50% ownership stake in its Brazilian licensee for $53 million. Approximately $47 million of the total consideration was paid in 2013 and the remaining consideration of $6 million was paid in 2014. The Company’s investment significantly increased its presence in the Brazilian car rental market.

The Company’s investment in its Brazilian licensee was recorded as an equity investment within other non-current assets, and the Company’s share of the Brazilian licensee’s operating results is reported within operating expenses. In conjunction with the acquisition, the Company agreed to the payment of contingent consideration of up to $13 million based on the Brazilian licensee’s future financial performance. The fair value of the contingent consideration was estimated by utilizing a Monte Carlo simulation technique, based on a range of possible future results, and no value was attributed to the contingent consideration at the acquisition date or at December 31, 2014. The Company’s investment, which is recorded in its Americas reportable segment, totaled approximately $12 million at December 31, 2014, net of an impairment charge of $33 million ($33 million, net of tax). The impairment charge was recorded at the time of the investment based on a combination of observable and unobservable fair value inputs (Level 3), specifically a combination of the Income approach-discounted cash flow method and the Market approach-public company market multiple method.

Payless Car Rental

In July 2013, the Company completed the acquisition of Payless for $46 million, net of acquired cash. The acquisition provides the Company with a position in the deep-value segment of the car rental industry. The excess of the purchase price over preliminary fair value of net assets acquired was allocated to goodwill, which was assigned to the Company’s Americas reportable segment. The goodwill is not deductible for tax purposes. In connection with this acquisition, $23 million was recorded in identifiable intangible assets (consisting of $16 million related to trademarks and $7 million related to license agreements) and $27 million was recorded in goodwill. The trademark assets are indefinite-lived and the license agreements will be amortized over an estimated life of 15 years.

Zipcar

In March 2013, the Company completed the acquisition of the entire issued share capital of Zipcar, a leading car sharing company, for $473 million, net of acquired cash. The acquisition increased the Company’s growth potential and its ability to better serve a greater variety of customer transportation needs. The excess of the purchase price over fair value of net assets acquired was allocated to goodwill, which was assigned to the Company’s Americas reportable segment and is not deductible for tax purposes. In connection with this acquisition, $188 million was recorded in identifiable intangible assets (consisting of $112 million related to trademarks and $76 million related to customer relationships) and $269 million was recorded in goodwill. The trademark assets are indefinite-lived and the customer relationship intangibles will be amortized over an estimated life of 8 years.

2012

Apex Car Rentals
In October 2012, the Company completed the acquisition of the assets of Apex, a leading deep-value car rental company in New Zealand and Australia. In conjunction with the acquisition, the Company paid $63 million in cash (including the acquisition of fleet) and agreed to the payment of contingent consideration with an estimated acquisition date fair value of $9 million. In connection with this acquisition, $21 million was recorded in trademarks and $16 million was recorded in goodwill, which were allocated to the Company’s International reportable segment. The goodwill is not deductible for tax purposes. The contingent consideration consists of a maximum of $26 million in additional payments that are contingent on the future financial performance of Apex. The fair value of the contingent consideration at the acquisition date, and at December 31, 2014, was estimated by utilizing a Monte Carlo simulation technique, based on a range of possible future results (Level 3). Any changes in contingent consideration are recorded in transaction-related costs, net. During 2014, the Company recorded approximately $10 million in transaction-related costs, net to increase the fair value of contingent consideration. The amount recognized for contingent consideration was $22 million and $12 million at December 31, 2014 and 2013, respectively.